SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF RATE OF DEPRECIATION OF PROPERTY PLANT AND EQUIPMENT
%

Computers and office equipment	7-33
Land	-

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	Balance as of September 30, 2022
	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities:
Fair value of convertible component in convertible notes	-	-	138	138
Total liabilities	-	-	138	138

	Balance as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	U.S. Dollars in thousands

Trading securities (Note 8)	-	522	-	522
Short-term loan measured at fair value (Note 8)	-	-	165	165
Total assets	-	522	165	687

Liabilities:
Fair value of convertible component in convertible notes (Note 5)	-	-	381	381
Fair Value of forward option (Note 8)	-	-	72	72
Total liabilities	-	-	453	453

SCHEDULE OF CHANGES IN FAIR VALUE OF LIABILITIES

The following table presents the changes in fair value of the level 3 liabilities for the period ended September 30, 2022:

Changes in Fair value
US$ in thousands
Liabilities:
Outstanding at December 31, 2021	-
Initial recognition of convertible component as part of modification in note terms	162
Initial recognition of convertible component as part of convertible notes issued	48
Changes in fair value	187
Outstanding at March 31, 2022	397
Changes in fair value	(315)
Outstanding at June 30, 2022	82
Initial recognition of convertible component as part of convertible notes issued	55
Changes in fair value	1
Outstanding at September 30, 2022	138

The following table presents the changes in fair value of the level 3 liabilities for the year ended December 31, 2021:

Changes in Fair value
U.S. Dollars in thousands
Assets:
Outstanding at January 1, 2020	-
Fair value of issued level 3 assets	145
Changes in fair value	20
Outstanding at January 1, 2021	165
Proceeds from repayment of short term loan	(164)
Interest and change in fair value of short-term loan measured at fair value	(1)
Outstanding at December 31, 2021	-

Liabilities:
Outstanding at January 1, 2020	-
Fair value of issued level 3 liability	351
Changes in fair value	102
Outstanding at January 1, 2021	453
Fair value of convertible component in additional convertible notes issued during the period	116
Classification of embedded conversion feature from liability to equity	(670)
Commitment for issuance of fixed number of ordinary shares	(14)
Changes in fair value	115
Outstanding at December 31, 2021	-